Valuation of debt and equity investments and certain liabilities (Investments at fair value) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 1,943,000,000	$ 1,753,000,000
Long-term investments	265,000,000	453,000,000
Amounts included in AOCI from available for sale securities: [Abstract]
Proceeds from sales, redemptions and maturities of short-term available-for-sale securities	3,550,000,000	2,560,000,000	2,030,000,000
Aggregate maturities of investments in money market funds and other debt securities classified as available for sale [Abstract]
One year or less	1,902,000,000
One to three years	568,000,000
Greater than three years (auction-rate securities)	41,000,000
Other than temporary declines and impairments in investments recognized in other income and expense	2,000,000	1,000,000	14,000,000
Cash and cash equivalent [Member]
Amounts included in AOCI from available for sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	0	0
Short-term investments [Member]
Amounts included in AOCI from available for sale securities: [Abstract]
Unrealized gains (pre-tax)	0	1,000,000
Unrealized losses (pre-tax)	0	1,000,000
Long-term investments [Member]
Amounts included in AOCI from available for sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	5,000,000	22,000,000
Measured at fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	620,000,000	1,066,000,000
Short-term investments	1,943,000,000	1,753,000,000
Long-term investments	210,000,000	396,000,000
Measured at fair value [Member] | Available-for-sale [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	55,000,000	167,000,000
Short-term investments	0	0
Long-term investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | Corporate obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	135,000,000	44,000,000
Short-term investments	159,000,000	649,000,000
Long-term investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | U.S. Government agency and Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	430,000,000	855,000,000
Short-term investments	1,691,000,000	1,081,000,000
Long-term investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	0	23,000,000
Long-term investments	41,000,000	257,000,000
Measured at fair value [Member] | Trading [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	93,000,000	0
Long-term investments	0	0
Measured at fair value [Member] | Trading [Member] | Mutual funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	0	0
Long-term investments	169,000,000	139,000,000
Other measurement basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	992,000,000	1,319,000,000
Short-term investments	1,943,000,000	1,753,000,000
Long-term investments	265,000,000	453,000,000
Other measurement basis [Member] | Equity-method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	0	0
Long-term investments	32,000,000	36,000,000
Other measurement basis [Member] | Cost-method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Short-term investments	0	0
Long-term investments	23,000,000	21,000,000
Other measurement basis [Member] | Cash on hand [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	372,000,000	253,000,000
Short-term investments	0	0
Long-term investments	$ 0	$ 0